Equity (Details)			6 Months Ended	12 Months Ended
	Oct. 12, 2023 USD ($) $ / shares shares	Aug. 11, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 CNY (¥)
Equity [Line Items]
Authorized share capital (in Dollars) | $	$ 50,000
Percentage of statutory surplus reserve			10.00%	10.00%
Percentage of registered capital			50.00%	50.00%
Net assets (in Yuan Renminbi) | ¥				¥ 31,500,000
Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Number of shares	0.00001
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001		$ 0.00001
Number of shares	10
Redesignated shares	820
Ordinary shares, authorized			4,980,000,000	4,980,000,000
Shares issued			10,850,000	10,850,000
Vote for each ordinary share	one
Originally issued ordinary shares			8,700,000	8,700,000
Shares issued and allocated			8,199,180	8,199,180
Ordinary Shares [Member]
Equity [Line Items]
Redesignated shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001		0.00001
Redesignated shares	130
Ordinary shares, authorized			20,000,000	20,000,000
Shares issued			1,300,000	1,300,000
Vote for each ordinary share	ten
Originally issued ordinary shares			1,300,000	1,300,000
Shares issued and allocated			1,299,870	1,299,870
Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued		95
Per share (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Number of shares	10
Stock of ordinary share	5,000,000,000
Originally issued ordinary shares	95
Consideration per share (in Dollars per share) | $ / shares					$ 0.00001
Ordinary Shares [Member] | Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Redesignated shares	5,000,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued			2,150,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Ordinary shares, authorized	4,980,000,000
Shares issued	20,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Shares issued	20,000,000
Consideration per share (in Dollars per share) | $ / shares			$ 0.00001